Schedule of Investments(a)
March 31, 2021
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–97.35%
Air Freight & Logistics–0.73%
Air Transport Services Group, Inc.(b)	68,565	$2,006,212
Alternative Carriers–0.85%
Iridium Communications, Inc.(b)	56,302	2,322,458
Apparel Retail–1.58%
American Eagle Outfitters, Inc.	104,436	3,053,709
Children’s Place, Inc. (The)(b)	18,205	1,268,888
		4,322,597
Application Software–6.33%
Avalara, Inc.(b)	14,029	1,871,889
Avaya Holdings Corp.(b)	109,018	3,055,775
Cognyte Software Ltd. (Israel)(b)	40,299	1,120,715
LivePerson, Inc.(b)	42,976	2,266,554
Manhattan Associates, Inc.(b)	20,345	2,388,096
Nuance Communications, Inc.(b)	61,176	2,669,721
Q2 Holdings, Inc.(b)	20,856	2,089,771
Verint Systems, Inc.(b)	40,299	1,833,202
		17,295,723
Asset Management & Custody Banks–0.34%
Blucora, Inc.(b)	56,310	936,998
Auto Parts & Equipment–1.09%
Visteon Corp.(b)	24,382	2,973,385
Automotive Retail–1.23%
Lithia Motors, Inc., Class A	8,588	3,350,093
Biotechnology–2.60%
CRISPR Therapeutics AG (Switzerland)(b)	10,235	1,247,135
Emergent BioSolutions, Inc.(b)	18,714	1,738,718
Natera, Inc.(b)	26,988	2,740,361
TG Therapeutics, Inc.(b)	28,580	1,377,556
		7,103,770
Building Products–2.99%
Masonite International Corp.(b)	23,987	2,764,262
Owens Corning	37,371	3,441,496
Trex Co., Inc.(b)	21,656	1,982,390
		8,188,148
Casinos & Gaming–1.37%
Penn National Gaming, Inc.(b)	35,626	3,735,030
Communications Equipment–0.68%
Ciena Corp.(b)	33,894	1,854,680
Construction & Engineering–2.36%
NV5 Global, Inc.(b)	35,102	3,389,800
WillScot Mobile Mini Holdings Corp.(b)	110,593	3,068,956
		6,458,756
Construction Materials–2.43%
Eagle Materials, Inc.	24,623	3,309,577
Shares		Value
Construction Materials–(continued)
Summit Materials, Inc., Class A(b)	119,301	$3,342,814
		6,652,391
Consumer Finance–1.57%
OneMain Holdings, Inc.	80,126	4,304,369
Diversified Metals & Mining–1.07%
MP Materials Corp.(b)(c)	81,545	2,931,543
Electrical Components & Equipment–1.82%
EnerSys	27,131	2,463,495
Vertiv Holdings Co.	125,085	2,501,700
		4,965,195
Electronic Equipment & Instruments–1.08%
Badger Meter, Inc.	31,739	2,953,949
Electronic Manufacturing Services–0.97%
Flex Ltd.(b)	144,204	2,640,375
Environmental & Facilities Services–0.80%
Casella Waste Systems, Inc., Class A(b)	34,304	2,180,705
Fertilizers & Agricultural Chemicals–1.07%
Scotts Miracle-Gro Co. (The)	11,922	2,920,532
Financial Exchanges & Data–1.00%
TMX Group Ltd. (Canada)	26,355	2,738,680
Food Retail–0.77%
Sprouts Farmers Market, Inc.(b)	79,226	2,108,996
Footwear–2.41%
Crocs, Inc.(b)	38,275	3,079,224
Wolverine World Wide, Inc.	91,336	3,499,995
		6,579,219
Health Care Equipment–3.19%
AtriCure, Inc.(b)	50,629	3,317,212
CONMED Corp.	23,421	3,058,548
Hill-Rom Holdings, Inc.	21,125	2,333,890
		8,709,650
Health Care Facilities–1.67%
Encompass Health Corp.	32,368	2,650,939
Pennant Group, Inc. (The)(b)	41,946	1,921,127
		4,572,066
Health Care Services–1.93%
Castle Biosciences, Inc.(b)	38,989	2,669,187
LHC Group, Inc.(b)	13,630	2,606,192
		5,275,379
Health Care Supplies–1.61%
ICU Medical, Inc.(b)	8,866	1,821,431
OrthoPediatrics Corp.(b)	53,061	2,586,724
		4,408,155
Health Care Technology–0.99%
Simulations Plus, Inc.	42,700	2,700,348

See accompanying notes which are an integral part of this schedule.
Invesco V.I. Small Cap Equity Fund

Shares		Value
Heavy Electrical Equipment–0.86%
TPI Composites, Inc.(b)	41,822	$2,360,015
Homebuilding–1.51%
Taylor Morrison Home Corp., Class A(b)	134,171	4,133,809
Hotel & Resort REITs–1.65%
Ryman Hospitality Properties, Inc.	58,295	4,518,445
Hotels, Resorts & Cruise Lines–1.41%
Travel + Leisure Co.	63,097	3,859,013
Industrial Machinery–4.94%
Altra Industrial Motion Corp.	44,156	2,442,710
Gates Industrial Corp. PLC(b)	164,018	2,622,648
Helios Technologies, Inc.	45,680	3,328,701
ITT, Inc.	31,132	2,830,210
SPX Corp.(b)	39,321	2,291,235
		13,515,504
Industrial REITs–1.69%
EastGroup Properties, Inc.	16,093	2,305,805
STAG Industrial, Inc.	68,628	2,306,587
		4,612,392
Interactive Media & Services–1.15%
Eventbrite, Inc., Class A(b)	141,810	3,142,510
Internet & Direct Marketing Retail–1.10%
Overstock.com, Inc.(b)	45,556	3,018,541
Investment Banking & Brokerage–2.77%
LPL Financial Holdings, Inc.	29,706	4,223,005
Piper Sandler Cos.	30,603	3,355,619
		7,578,624
Life & Health Insurance–0.91%
Primerica, Inc.	16,826	2,487,219
Life Sciences Tools & Services–2.61%
Medpace Holdings, Inc.(b)	19,057	3,126,301
NeoGenomics, Inc.(b)	83,424	4,023,539
		7,149,840
Multi-line Insurance–0.84%
Assurant, Inc.	16,135	2,287,459
Packaged Foods & Meats–0.66%
Calavo Growers, Inc.	23,209	1,801,947
Paper Packaging–0.73%
Graphic Packaging Holding Co.	110,494	2,006,571
Property & Casualty Insurance–0.65%
Hanover Insurance Group, Inc. (The)	13,667	1,769,330
Real Estate Services–0.48%
FirstService Corp. (Canada)	8,770	1,301,787
Regional Banks–8.10%
Columbia Banking System, Inc.	60,349	2,600,438
Community Bank System, Inc.	30,507	2,340,497
Glacier Bancorp, Inc.	47,094	2,688,125
Pacific Premier Bancorp, Inc.	62,601	2,719,387
Pinnacle Financial Partners, Inc.	33,451	2,965,766
South State Corp.	24,152	1,896,174
Shares		Value
Regional Banks–(continued)
Webster Financial Corp.	48,380	$2,666,222
Western Alliance Bancorporation	45,365	4,284,271
		22,160,880
Research & Consulting Services–0.79%
Huron Consulting Group, Inc.(b)	43,101	2,171,428
Restaurants–0.61%
Papa John’s International, Inc.	18,733	1,660,493
Semiconductor Equipment–2.23%
Brooks Automation, Inc.	40,955	3,343,976
Entegris, Inc.	24,722	2,763,919
		6,107,895
Semiconductors–5.06%
Lattice Semiconductor Corp.(b)	104,931	4,723,994
MACOM Technology Solutions Holdings, Inc.(b)	55,297	3,208,332
Power Integrations, Inc.	35,650	2,904,762
Semtech Corp.(b)	43,537	3,004,053
		13,841,141
Specialized Consumer Services–0.84%
Terminix Global Holdings, Inc.(b)	48,284	2,301,698
Specialized REITs–0.95%
Gaming and Leisure Properties, Inc.	61,289	2,600,492
Specialty Chemicals–0.89%
Ashland Global Holdings, Inc.	27,504	2,441,530
Steel–1.07%
Cleveland-Cliffs, Inc.	144,773	2,911,385
Thrifts & Mortgage Finance–1.41%
Essent Group Ltd.	42,463	2,016,568
Radian Group, Inc.	79,243	1,842,400
		3,858,968
Tires & Rubber–1.23%
Cooper Tire & Rubber Co.	60,022	3,360,032
Trading Companies & Distributors–1.97%
Applied Industrial Technologies, Inc.	31,756	2,895,195
Univar Solutions, Inc.(b)	116,275	2,504,563
		5,399,758
Trucking–0.77%
Knight-Swift Transportation Holdings, Inc.	43,780	2,105,380
Water Utilities–0.94%
California Water Service Group	45,462	2,561,329
Total Common Stocks & Other Equity Interests (Cost $172,794,032)		266,214,817
Money Market Funds–2.44%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(d)(e)	2,338,426	2,338,426
Invesco Liquid Assets Portfolio, Institutional Class, 0.01%(d)(e)	1,658,275	1,658,938
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Small Cap Equity Fund

Shares		Value
Money Market Funds–(continued)
Invesco Treasury Portfolio, Institutional Class, 0.01%(d)(e)	2,672,486	$2,672,486
Total Money Market Funds (Cost $6,669,850)		6,669,850
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.79% (Cost $179,463,882)		272,884,667
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–1.04%
Invesco Private Government Fund, 0.02%(d)(e)(f)	1,130,206	1,130,206
Shares		Value
Money Market Funds–(continued)
Invesco Private Prime Fund, 0.12%(d)(e)(f)	1,694,631	$1,695,309
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $2,825,515)		2,825,515
TOTAL INVESTMENTS IN SECURITIES–100.83% (Cost $182,289,397)		275,710,182
OTHER ASSETS LESS LIABILITIES—(0.83)%		(2,257,762)
NET ASSETS–100.00%		$273,452,420
Investment Abbreviations:
REIT	– Real Estate Investment Trust
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at March 31, 2021.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended March 31, 2021.

	Value December 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value March 31, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$622,027	$7,571,081	$(5,854,682)	$-	$-	$2,338,426	$115
Invesco Liquid Assets Portfolio, Institutional Class	398,835	5,407,915	(4,147,852)	-	40	1,658,938	75
Invesco Treasury Portfolio, Institutional Class	710,888	8,652,664	(6,691,066)	-	-	2,672,486	30
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	-	10,593,610	(9,463,404)	-	-	1,130,206	38*
Invesco Private Prime Fund	-	13,077,352	(11,382,043)	-	-	1,695,309	385*
Total	$1,731,750	$45,302,622	$(37,539,047)	$-	$40	$9,495,365	$643

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of March 31, 2021.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Small Cap Equity Fund

Notes to Quarterly Schedule of Portfolio Holdings
March 31, 2021
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of March 31, 2021. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$266,214,817	$—	$—	$266,214,817
Money Market Funds	6,669,850	2,825,515	—	9,495,365
Total Investments	$272,884,667	$2,825,515	$—	$275,710,182
NOTE 2—Coronavirus (COVID-19) Pandemic
During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objective, as stated in the most recent shareholder report. Because of the uncertainties on valuation, the global economy and business operations, values reflected in the Schedule of Investments may materially differ from the value received upon actual sales of those investments.
The extent of the impact on the performance of the Fund and its investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.
Invesco V.I. Small Cap Equity Fund